SUBSEQUENT EVENTS (Details) kr in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2019 USD ($) Rate	Mar. 31, 2019 USD ($) Rate shares	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)	Sep. 30, 2018 USD ($) Rate	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)	Jun. 30, 2016 USD ($)
Subsequent Event [Line Items]
Ownsership interest in associate | Rate						20.00%
Secured Debt, Repurchase Agreements				$ 7,700,000	kr 66.9	$ 11,900,000	$ 11,400,000	$ 10,400,000	$ 10,300,000	kr 85.2
Senior unsecured facility $275.0 million [Member]
Subsequent Event [Line Items]
Principal amount											$ 275,000,000.0
Debt Instrument, Unused Borrowing Capacity, Amount				89,000,000.0
Subsequent Event
Subsequent Event [Line Items]
Ownsership interest in associate | Rate	28.90%
Payments for (Proceeds from) Loans Receivable	$ 3,000,000
Marketable Securities, Number of Securities Disposed | shares		1,300,000
Secured Debt, Repurchase Agreements			$ 6,700,000
Proceeds from Sale and Maturity of Marketable Securities		$ 6,600,000
Subsequent Event | Feen Marine Scrubbers Inc. [Member]
Subsequent Event [Line Items]
Ownsership interest purchased by FMSI | Rate		30.80%
Subsequent Event | Senior unsecured facility $275.0 million [Member]
Subsequent Event [Line Items]
Loan repayments	15,000,000
Loans Payable [Member] | Senior unsecured facility $275.0 million [Member]
Subsequent Event [Line Items]
Principal amount									$ 275,000,000.0		$ 275,000,000.0
Debt Instrument, Unused Borrowing Capacity, Amount				$ 89,000,000.0
Loans Payable [Member] | Subsequent Event | Senior unsecured facility $275.0 million [Member]
Subsequent Event [Line Items]
Principal amount	275,000,000.0
Debt Instrument, Unused Borrowing Capacity, Amount	$ 104,000,000.0